Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenue from Contracts with Customers - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 13,752,315	$ 11,409,688	$ 55,399,112	$ 41,984,221
Perishables [Member]
Disaggregation of Revenue [Line Items]
Total revenues	7,723,846	6,454,274	31,291,786	24,138,729
Non-perishables [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 6,028,469	$ 4,955,414	$ 24,107,326	$ 17,845,492